Condensed Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class B Ordinary Shares
Balances at Dec. 31, 2020	$ 20,000	$ 24,000	$ (5,000)	$ 1,000
Balances (in Shares) at Dec. 31, 2020				7,500,000
Proceeds from sale of 5,566,667 Private Placement Warrants at $1.50 per warrant in excess of fair value of $1.41 per warrant	501,000	501,000
Accretion in value of Class A ordinary shares subject to redemption	(30,354,000)	(525,000)	(29,829,000)
Net income	4,705,000		4,705,000
Balances at Dec. 31, 2021	(25,128,000)		(25,129,000)	$ 1,000
Balances (in Shares) at Dec. 31, 2021				7,500,000
Accretion in value of Class A ordinary shares subject to redemption	(2,021,000)		(2,021,000)
Net income	12,201,000		12,201,000
Balances at Sep. 30, 2022	(14,948,000)		(14,949,000)	$ 1,000
Balances (in Shares) at Sep. 30, 2022				7,500,000
Balances at Dec. 31, 2021	(25,128,000)		(25,129,000)	$ 1,000
Balances (in Shares) at Dec. 31, 2021				7,500,000
Accretion in value of Class A ordinary shares subject to redemption	(4,675,000)		(4,675,000)
Net income	15,069,000		15,069,000
Balances at Dec. 31, 2022	(14,734,000)		(14,735,000)	$ 1,000
Balances (in Shares) at Dec. 31, 2022				7,500,000
Accretion in value of Class A ordinary shares subject to redemption	(2,998,000)		(2,998,000)
Net income	3,425,000		3,425,000
Balances at Sep. 30, 2023	$ (14,307,000)		$ (14,308,000)	$ 1,000
Balances (in Shares) at Sep. 30, 2023				7,500,000